United States Securities and Exchange Commission Washington, D.C. 20549
Form 13F, Form 13F Cover Page Report for quarter ended: September 30, 2000 Institutional Investment Manager Filing this Report: Compu-Val Investments, Inc.

Address: 1702 Lovering Avenue Wilmington, DE 19806 13F file number: 28-01902 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and that it is understood that all required items, statements, schedules lists, and tables, are considered integral part of this form. Person signing this report on behalf of reporting manager: Lynn Hogenson Title:
Marketing Director Phone: 302-254-6126 Signature, Place, and Date of Signing:
Lynn Hogenson Wilmington, DE October 26, 2000
Report type: 13F Holding Report
Report Summary: 90 data records $105,786,000

                                                     Compu-Val Investments, Inc.
                                                              FORM 13F
                                                        Discretionary Clients
                                                         September 30, 2000

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value     Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer            Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None

------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Amerada Hess                   COM              023551104      288     4297 SH       Sole                     4297
Ameren Corp                    COM              023608102      322     7690 SH       Sole                     7690
America On Line                COM              02364J104      861    16014 SH       Sole                    16014
Avery Dennison                 COM              053611109      648    13980 SH       Sole                    13980
Avon Products                  COM              054303102      508    12440 SH       Sole                    12440
BB&T Corp                      COM              054937107      756    25110 SH       Sole                    25110
BJ's Wholesale Club            COM              05548j106     1010    29593 SH       Sole                    29593
Baker Hughes, Inc.             COM              057224107      550    14820 SH       Sole                    14820
Bank of New York               COM              064057102     1435    25603 SH       Sole                    25603
Bankamerica                    COM              060505104      864    16500 SH       Sole                    16500
Becton Dickinson               COM              075887109      370    13977 SH       Sole                    13977
Bristol Myers Squibb           COM              110122108     1112    19460 SH       Sole                    19460
Cendant Corporation            COM              151313103      730    67168 SH       Sole                    67168
Ceridian                       COM              15677T106      515    18357 SH       Sole                    18357
Chase Manhattan                COM              16161A108      881    19065 SH       Sole                    19065
CitiGroup                      COM              172967101     1167    21592 SH       Sole                    21592
City National                  COM              178566105     1349    34913 SH       Sole                    34913
Coastal                        COM              190441105      762    10276 SH       Sole                    10276
Compaq Computer                COM              204493100     1169    42374 SH       Sole                    42374
Computer Associates            COM              204912109      452    17940 SH       Sole                    17940
Conexant Systems               COM              207142100      610    14564 SH       Sole                    14564
Conoco Class B                 COM              208251405     1096    40687 SH       Sole                    40687
Daisytek                       COM              234053106      106    16803 SH       Sole                    16803
Darden Restaurants Inc         COM              237194105      309    14850 SH       Sole                    14850
Dentsply International         COM              249030107      943    27000 SH       Sole                    27000
Dover Corp                     COM              260003108      558    11890 SH       Sole                    11890
DuPont                         COM              263534109      484    11687 SH       Sole                    11687
Ecolab Inc.                    COM              278865100      632    17520 SH       Sole                    17520
Enron                          COM              293561106      630     7190 SH       Sole                     7190
Exxon Mobil                    COM              30231G102     1270    14251 SH       Sole                    14251
Financial Select SPDR          COM              81369y605      519    17900 SH       Sole                    17900
First Union                    COM              337358105      224     6953 SH       Sole                     6953
Fleet Boston Financial         COM              339030108      838    21491 SH       Sole                    21491
General Dynamics               COM              369550108      717    11420 SH       Sole                    11420
General Electric               COM              369604103      389     6750 SH       Sole                     6750
Halliburton                    COM              406216101      972    19867 SH       Sole                    19867
Health South                   COM              421924101      200    24636 SH       Sole                    24636
Hibernia                       COM              428656102      859    70100 SH       Sole                    70100
Honeywell Intl                 COM              438516106      844    23694 SH       Sole                    23694
IBM                            COM              459200101      838     7452 SH       Sole                     7452
Intel                          COM              458140100      449    10800 SH       Sole                    10800
Jacobs Engineering             COM              469814107     1066    26449 SH       Sole                    26449
K Mart                         COM              482584109      201    33443 SH       Sole                    33443
Lowe's Companies               COM              548661107      704    15691 SH       Sole                    15691
Merck & Co Inc                 COM              589331107      536     7200 SH       Sole                     7200
Motorola Inc                   COM              620076109      546    19340 SH       Sole                    19340
Newfield Exploration           COM              651290108     1195    25597 SH       Sole                    25597
Nextel Communications          COM              65332V103      585    12510 SH       Sole                    12510
Nortel Networks                COM              656568102     1893    31778 SH       Sole                    31778
Northern Trust                 COM              665859104      956    10755 SH       Sole                    10755
Ocean Energy                   COM              67481E106      596    38637 SH       Sole                    38637
PFSweb Inc                     COM              717098107       83    40283 SH       Sole                    40283
Pall Corp.                     COM              696429307      551    27640 SH       Sole                    27640
Peco Energy Co                 COM              693304107      751    12395 SH       Sole                    12395
Pepsico                        COM              713448108      898    19525 SH       Sole                    19525
Protective Life Corp           COM              743674103     1204    40298 SH       Sole                    40298
Questar                        COM              748356102      874    31438 SH       Sole                    31438
Reynolds & Reynolds            COM              761695105      707    35551 SH       Sole                    35551
Roslyn Bancorp                 COM              778162107      667    29797 SH       Sole                    29797
Royal Caribbean                COM              V7780T103      801    31108 SH       Sole                    31108
SBC Communications             COM              78387G103      521    10412 SH       Sole                    10412
Southern Co                    COM              842587107      653    20130 SH       Sole                    20130
Sovereign Bancorp              COM              845905108      613    66220 SH       Sole                    66220
Sun MicroSystems               COM              866810104     1399    11980 SH       Sole                    11980
Symantec                       COM              871503108     1077    24472 SH       Sole                    24472
TCF Financial Corp             COM              872275102      359     9550 SH       Sole                     9550
Tektronix                      COM              879131100     1113    14485 SH       Sole                    14485
Telespectrum                   COM              87951U109       43    68643 SH       Sole                    68643
Texaco                         COM              881694103      675    12855 SH       Sole                    12855
Verizon Communications         COM                            1000    20638 SH       Sole                    20638
Waste Management               COM              94106L109      205    11728 SH       Sole                    11728
Williams Companies             COM              969457100      667    15790 SH       Sole                    15790
Central Securities                              155123102     1114    30944 SH       Sole                    30944
Royce Value Trust                               780910105      547    37911 SH       Sole                    37911
S&P 400 Midcap Depository Rece                  595635103      371     3775 SH       Sole                     3775
S&P 500 Depository Receipts                     78462F103      455     3170 SH       Sole                     3170
Artisan International          INT'L MF                       6411 239125.117SH      Sole               239125.117
Frank Russell Inter'l Equity   INT'L MF         782493100      200 6011.468 SH       Sole                 6011.468
Templeton Emerg Mkts           INT'L MF         880191101       92 11020.000SH       Sole                11020.000
Templeton Inst Emerg Mkts      INT'L MF         880210208      348 36428.137SH       Sole                36428.137
Franklin Small Cap Growth CL A MF               354713109      443 8746.779 SH       Sole                 8746.779
Franklin Small Cap Growth-Advs MF               354713869     9097 178268.497SH      Sole               178268.497
Janus Growth & Income          MF               471023200    10602 252801.231SH      Sole               252801.231
MAS Mid-Cap Growth Inst        MF                             5751 163612.939SH      Sole               163612.939
Nationwide Managed Sep Balance MF                              217 205164.890SH      Sole               205164.890
Nationwide Managed Sep Equity  MF                              238 217800.910SH      Sole               217800.910
Quaker Mid Cap Value CL A      MF               746935790     7443 674139.947SH      Sole               674139.947
Selected American Shares       MF               816221105     5325 138228.017SH      Sole               138228.017
Vanguard Index 500             MF               922908108     3957 29840.838SH       Sole                29840.838
Vanguard Windsor               MF                              196 12196.952SH       Sole                12196.952
REPORT SUMMARY                 90 DATA RECORDS              105786            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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